UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
Address: c/o PilotRock Investment Partners GP, LLC
         1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
Title:     Managing Member of PilotRock Investment Partners GP, LLC
Phone:     (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 14, 2006
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-10617                   PilotRock Investment Partners GP, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                         --------------------------
Form 13F Information Table Entry Total:     4
                                         ---------------------------
Form 13F Information Table Value Total:     288
                                         ---------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

                            TITLE OF                             SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP      VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED    NONE
-----------------------     --------      ---------   --------   -------  --- ----  -------  --------  ----  ------    ----
ALTRIA GROUP INC             COM          02209S103       77       1000    SH         X                1000
AMERICAN TOWER CORP.         CL A         029912201       73       2000    SH         X                2000
CROWN CASTLE INTL CORP       COM          228227104       35       1000    SH         X                1000
RESEARCH IN MOTION LTD.      COM          760975102      103       1000    SH         X                1000
TOTAL                                                    288